Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for loan losses	$ 1,648	$ 1,887
Net operating loss carryforward	341	470
Capital loss carryforward		35
Unrealized loss on securities available-for-sale	145	750
Other	41	37
Deferred tax assets, Gross	2,175	3,179
Valuation allowance on deferred tax assets		(35)
Deferred tax assets	2,175	3,144
Premises and equipment	(374)	(443)
Federal Home Loan Bank stock dividends	(609)	(736)
Deferred loan fees	(282)	(226)
Prepaid expenses	(159)	(120)
Other	(374)	(462)
Deferred tax liabilities	(1,798)	(1,987)
Net deferred tax asset	$ 377	$ 1,157